Schedule of Reconciliation of the Beginning and Ending Balances of Convertible Debentures (Details) (Parenthetical) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 19, 2024	Jun. 30, 2025	Dec. 31, 2024
Conversion amount	$ 4,900,000
Warrant [Member]
Conversion amount		$ 3,189,575	$ 3,189,575
Derivative liability for warrants issued		$ 824,427	$ 824,427